Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RESULTS.
Income from deposits and other financial instruments	$ 20,915,241	$ 34,603,188	$ 19,898,958
Interests charged to customers in energy accounts and billing	22,242,367	22,872,508	16,001,236
Finance income per Law No.21,185	6,236,847	6,108,432	7,455,121
Finance income from contracts with electrical distribution companies	19,201,409	62,702,987
Financial update of decommissioning provisions Bocamina I, II and Tarapac			1,197,149
Finance income by Law No.21,340 and No.21,249			3,833,564
Other finance income	9,686,579	7,966,721	2,028,557
Total Financial Income	78,282,443	134,253,836	50,414,585
Bank loans	(50,672,605)	(31,817,545)	(11,590,144)
Bonds payable to the public not guaranteed	(87,599,725)	(89,158,452)	(92,414,063)
Lease obligations	(11,315,118)	(9,688,516)	(6,822,606)
Valuation of financial derivatives for cash flow hedging	2,639,395	2,036,248	(3,034,351)
Financial cost by Law No.21,185	(3,427,073)	(3,363,744)	(2,235,708)
Financial update of provisions	(10,877,229)	(12,737,015)	(11,338,594)
Post-employment benefit obligations	(3,478,747)	(3,179,469)	(3,072,155)
Debt formalization expenses and other associated expenses	(7,309,984)	(4,729,704)	(4,822,933)
Capitalized borrowing costs	85,267,021	81,447,057	83,292,276
Financial cost related companies	(67,187,474)	(57,701,258)	(72,780,613)
Assignment of rights and sale of accounts receivable to customers	(19,793,431)	(30,472,335)	(31,626,916)
Financial costs by law No.21,340 and No.21,249			(1,046,173)
Trade agreements with customers	(27,008,116)	(29,585,996)	(11,412,536)
Interest taxes remitted abroad	(6,365,620)	(7,918,905)	(10,380,979)
Sales agreements with customers		(4,445,170)	(5,090,971)
Other financial costs	(25,455,556)	(45,752,752)	(9,241,567)
Financial Costs	(232,584,262)	(247,067,556)	(193,618,033)
Gains or loss from indexed assets and liabilities, net	20,824,185	25,285,703	5,862,890
Foreign currency exchange differences	(21,732,058)	(856,350)	18,401,453
Total Finance Costs	(233,492,135)	(222,638,203)	(169,353,690)
Total Financial Results	(155,209,692)	(88,384,367)	$ (118,939,105)
Loss on sales of financial Accounts receivable	9,915,488	35,545,640
Amount collected from the sale of these financial assets	$ 6,735,475	$ 18,409,620